Shareholder Report, Average Annual Return (Details) DFAH_The Asia Pacific Small Company Series_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
The Asia Pacific Small Company Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Asia Pacific Small Company Series
Average Annual Return, Percent	25.20%	9.37%	7.47%
MSCI Pacific ex Japan Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Pacific ex Japan Index (net div.)
Average Annual Return, Percent	16.26%	9.67%	7.39%
MSCI Pacific ex Japan Small Cap Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Pacific ex Japan Small Cap Index (net div.)
Average Annual Return, Percent	21.86%	8.55%	7.32%